4. Accounting for Derivatives and Hedging Activities (Details Narrative)	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2015 USD ($) MWh	Jun. 30, 2015 USD ($) MWh	Dec. 31, 2014 USD ($) MWh
Deferred net loss on prior year contracts		$ 885,145	$ 863,408
Losses related to cash flow hedges that were discontinued	$ (705,300)	(705,300)
Hedged cost of electricity purchases		$ 885,145	$ 863,408
Designated futures contracts
MWh of expected electricity purchases | MWh	61,952	61,952
Designated as Hedging Instrument [Member] | Electricity Sold
Percentage of cost hedged on retail electricity sold	21.43%	22.73%	10.50%
MWh hedged | MWh	19,640	33,635	48,947